Organization and basis of presentation (Q3) (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of presentation
Basis of presentation
These unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and pursuant to the rules and regulations of the United States Securities and Exchange Commission (“SEC”). While the unaudited condensed consolidated financial statements reflect all normal recurring adjustments that are, in the opinion of management, necessary for fair presentation of the results of the interim period, they do not include all of the disclosures provided in annual financial statements. These unaudited condensed consolidated financial statements should be read in conjunction with the Company’s historical combined financial statements and accompanying notes included within the Company’s Form 10 filed with the SEC.

Basis of presentation
The Company is a wholly-owned subsidiary of Parent, and the results of the Amrize Business were historically consolidated under Parent and reported under its North America and Solutions & Products segments. The Company has no operating history as a standalone company. As a result, separate financial statements have not historically been prepared for the Company. The historical combined financial statements for the Company as of December 31, 2024 and 2023 and for the years ended December 31, 2024, 2023 and 2022 were prepared on a “carve-out” basis in connection with the expected Spin-Off, and have been derived from the consolidated financial statements and historical accounting records of Parent. References in these combined financial statements to the “Company” refer to the Amrize Business as historically managed by Parent.
These combined financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and pursuant to the rules and regulations of the SEC. The historical financial condition, results of operations and cash flows presented in these combined financial statements may not reflect what the Company’s financial condition, results of operations or cash flows would have been had the Company been a standalone company during the periods presented. In addition, the historical financial condition, results of operations and cash flows presented in these combined financial statements may not reflect what the Company’s financial condition, results of operations and cash flows may be in the future.
The combined balance sheets reflect all of the assets and liabilities of Parent that are specifically identifiable or directly attributable to the Company, including Net parent investment as a component of equity. Net parent investment represents Parent’s historical investment in the Company and includes accumulated net income attributable to the Company and the net effect of transactions with Parent and its subsidiaries. See Note 20 (Net parent investment) for additional information. All intercompany balances and transactions within the Company have been eliminated in these combined financial statements.
The Company and Parent have historically had intercompany activity, resulting in revenues and expenses for both parties. As described in Note 18 (Related party), certain related-party transactions between the Company and Parent have been included in these combined financial statements.
The combined statements of operations include expense allocations for certain corporate, infrastructure and other shared services provided by Parent on a centralized basis, including but not limited to accounting and financial reporting, treasury, tax, legal, human resources, information technology, insurance, employee benefits and other shared services that are either specifically identifiable or directly attributable to the Company. These expenses have been allocated to the Company on the basis of direct usage when specifically identifiable, with the remainder predominantly allocated on a pro rata basis using revenues. The Company’s management considers this allocation to be a reasonable reflection of the utilization of services provided or the benefit received by the Company during the periods presented. However, these expense allocations may not be indicative of the actual expenses that would have been incurred had the Company been a standalone company during the periods presented, and they may not reflect what the Company’s results of operations may be in the future. See Note 18 (Related party) for additional information.
Parent uses a centralized approach to cash management and financing of operations. Historically, a majority of the Company’s subsidiaries participate in Parent’s centralized cash management and financing function. While the Company maintains bank accounts in the name of its respective legal entities in order to conduct day-to-day business, cash is managed centrally as part of the overall treasury function and Parent oversees a cash pooling program whereby cash is swept from any subsidiary accounts, including the Company’s accounts, on a daily basis. As such, cash and cash equivalents held by Parent at the corporate level are not specifically identifiable or directly attributable to the Company and, therefore, have not been reflected in these combined financial statements. Rather, the Company’s residual cash pooling balances as of the end of each reporting period are recorded within Related-party notes receivable. See Note 18 (Related party) for more information.
Further, Parent’s third-party debt and related interest expense have not been attributed to the Company because the Company is not considered the primary obligor of the debt, and the Company is not a named guarantor or joint and severally liable for any of Parent’s third-party debt. The Company has related-party note agreements in place with Parent for the financing of its capital needs, which are reflected as Related-party notes payable on the combined balance sheets. Interest expense in the combined statements of operations reflects interest on borrowing and funding associated with the related-party note agreements.
The Company’s employees do not participate in Parent’s employee benefit plans and therefore no costs associated with Parent’s employee benefit plans have been included in these combined financial statements. The combined balance sheets only include assets and liabilities relating to employee benefit plans for which the Company is the plan sponsor.
Certain change of control provisions exist related to the Company’s debt balances that may be triggered by the Spin-Off. Additionally, following the Spin-Off, certain services that Parent historically provided to the Company will continue to be provided to the Company by Parent on a transitional basis pursuant to a transition services agreement and certain other ancillary agreements between the Company and Parent. These services are primarily for information technology-related functions. At the end of the transitional periods specified in these agreements, the Company will need to perform these services using the Company’s own resources or hire third-party service providers to perform these services on the Company’s behalf.
In connection with the Spin-Off, the Company recorded approximately $24 million of various transaction costs for the year ended December 31, 2024, of which approximately $15 million was allocated to the Company from Parent. These transaction costs allocated from the Parent to the Company correspond to the costs incurred by the
Parent that are directly attributable to the Company, such as rebranding costs, employee-related costs (i.e. recruitment and relocation expenses) and costs to establish certain standalone functions. These costs are recorded in Selling, general and administrative expenses and are deemed to be settled in the period in which the costs are included in Net parent investment on the combined balance sheet.

Use of estimates
Use of estimates
These unaudited condensed consolidated financial statements are prepared in accordance with U.S. GAAP, which requires management to make assumptions and estimates about future events and apply judgments that affect the amounts of assets, liabilities, revenues and expenses reported on these unaudited condensed consolidated financial statements and accompanying notes. The Company has continued to follow the accounting policies set forth in the historical combined financial statements and accompanying notes included within the Company’s Form 10 filed with the SEC. Management’s assumptions, estimates and judgments are based on historical experience, current trends and other factors that management believes to be reasonable under the circumstances.
On a regular basis, management reviews the accounting policies, assumptions, estimates and judgments to ensure that these unaudited condensed consolidated financial statements are presented fairly and in accordance with U.S. GAAP, and the Company revises its estimates, as appropriate, when events or changes in circumstances indicate that revisions may be necessary. These unaudited condensed consolidated financial statements reflect, in the opinion of management, all material adjustments (which include only normal recurring adjustments) necessary to fairly state, in all material respects, the financial position of the Company for the periods presented.
Significant accounting estimates reflected in these unaudited condensed consolidated financial statements are used for, but are not limited to, accounting for the inventory excess and obsolescence reserves, revenue recognition under the percentage of completion method, volume based rebates, contingent liabilities including warranty, pension and other postretirement benefits, tax valuation allowances, uncertain tax positions, impairment of goodwill and other intangible assets, asset retirement obligations, self-insurance reserves, litigation and other loss contingencies, fair values of acquired assets and liabilities assumed under the acquisition method of accounting and assumptions used for the allocation of general corporate expenses prior to the Spin-off. The Company also considers the potential impacts of climate-related factors in developing the estimates and assumptions underlying the accounting areas noted above.
Estimates and assumptions have been based on the available information and regulations in place as of September 30, 2025. Although these assumptions and estimates are based on management’s knowledge of, and experience with, past and current events, actual results could differ materially from these assumptions and estimates.

Use of estimates
These combined financial statements are prepared in accordance with U.S. GAAP, which requires management to make assumptions and estimates about future events and apply judgments that affect the amounts of assets, liabilities, revenues and expenses reported on these combined financial statements and accompanying notes. Management’s assumptions, estimates and judgments are based on historical experience, current trends and other factors that management believes to be reasonable under the circumstances.
On a regular basis, management reviews the accounting policies, assumptions, estimates and judgments to ensure that these combined financial statements are presented fairly and in accordance with U.S. GAAP, and the Company revises its estimates, as appropriate, when events or changes in circumstances indicate that revisions may be necessary. These combined financial statements reflect, in the opinion of management, all material adjustments (which include only normal recurring adjustments) necessary to fairly state, in all material respects, the financial position of the Company for the periods presented.
Significant accounting estimates reflected in these combined financial statements are used for, but are not limited to, the inventory excess and obsolescence reserves, revenue recognition under the percentage of completion method, volume based rebates, contingent liabilities including warranty, pension and other postretirement benefits, tax valuation allowances, uncertain tax positions, impairment of goodwill and other intangible assets, asset retirement obligations, litigation and other loss contingencies, fair values of acquired assets and liabilities under the acquisition method of accounting and assumptions used for the allocation of general corporate expenses.
The Company makes estimates and assumptions concerning the future, including about climate-related matters. There is considerable uncertainty over these assumptions and how they will impact the Company’s business operations and cash flow projections. The Company consistently evaluates these assumptions to be consistent with risk management and the commitments made by the Company to its stakeholders. The estimates and assumptions, including those relating to inventory excess and obsolescence reserves, revenue recognition under the percentage of completion method, volume based rebates, contingent liabilities including warranty, pension and other postretirement benefits, tax valuation allowances, uncertain tax positions, impairment of goodwill and other intangible assets, asset retirement obligations, litigation and other loss contingencies, fair values of acquired assets and liabilities under the acquisition method of accounting and assumptions used for the allocation of general corporate expenses from Parent to the Company have been based on the available information and regulations in place as of December 31, 2024.
Although these assumptions and estimates are based on management’s knowledge of, and experience with, past and current events, actual results could differ materially from these assumptions and estimates.

Fair value measurements	Fair value measurement The carrying values of the Company’s Cash and cash equivalents and Short-term borrowings approximate their fair values because of the short-term nature of these instruments.
Fair value measurements
Fair value accounting is applied for all financial assets and liabilities that are reported at fair value on these combined financial statements on a recurring basis. Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC Topic 820, Fair Value Measurement, establishes a defined framework to disclose the fair value of assets and liabilities on both the date of their initial measurement as well as all subsequent periods. The framework prioritizes the inputs used to measure fair value by the lowest level of input that is available and significant to the fair value measurement.
The Company classifies and discloses assets and liabilities carried at fair value in one of the following three categories:
•	Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
•	Level 2: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
•
Level 3: Unobservable inputs for which market data are not available and that are developed using the best information available about the assumptions that market participants would use when pricing the asset or liability.

Considerable judgment may be required in interpreting market data used to develop the estimates of fair value.
The estimated fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than a forced or liquidation sale. These estimates, although based on the relevant market information about the financial instrument, are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates.
The fair value measurements of assets acquired and liabilities assumed are measured on a nonrecurring basis on the acquisition date using income, market or cost valuation techniques based on inputs that are not observable in the market and therefore represent Level 3 inputs. Such inputs may include the projection of cash flows, the estimated discount rate that reflects the level of risk associated with receiving future cash flows, comparable market transactions or replacement costs or reproduction costs. Intangible assets are often valued using inputs primarily for the income approach using the excess earnings method or relief from royalty method. The significant inputs used in estimating fair value include revenue projections of the business, including profitability, attrition rates and the estimated discount rate that reflects the level of risk associated with receiving future cash flows.
See Note 15 (Pension and other postretirement benefits) for further information about the fair value of the Company’s defined benefit pension plan assets and other postretirement benefit plan assets. See Note 10 (Debt) for further information about the fair value of the Company’s third-party long-term debt. See Note 4 (Acquisitions) for further information about the fair value of the Company’s acquired assets and liabilities.
The carrying values of the Company’s current assets and current liabilities approximate their fair values because of the short-term nature of these balances.

Recently adopted accounting pronouncements and recently issued accounting pronouncements not yet adopted
Recently adopted accounting pronouncements
There were no material impacts from the adoption of new accounting standards for the nine months ended September 30, 2025.
Recently issued accounting pronouncements not yet adopted
In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures (Topic 740). ASU 2023-09 requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. ASU 2023-09 is effective on a prospective basis for annual periods beginning after December 15, 2024. The Company is currently evaluating the provisions of ASU 2023-09 and expects to adopt the standard for the year ending December 31, 2025.
In November 2024, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. Additionally, in January 2025, the FASB issued ASU 2025-01 to clarify the effective date of ASU 2024-03. The standard is intended to require more detailed disclosures about specified categories of expenses (including employee compensation, depreciation and amortization) included in certain expense captions presented on the face of the statements of operations. ASU 2024-03, as clarified by ASU 2025-01, is effective for fiscal years beginning after December 15, 2026, and for interim periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The amendments should be applied either prospectively to financial statements issued for reporting periods after the effective date of ASU 2024-03 or retrospectively to any or all prior periods presented in the financial statements. The Company is currently evaluating the new standard to determine the impact ASU 2024-03 may have on its financial statements and related disclosures, and expects to make additional disclosures upon adoption.

New accounting standards
Recently adopted accounting pronouncements
In October 2021, the FASB issued Accounting Standards Update (“ASU”) 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers. ASU 2021-08 requires contract assets and contract liabilities acquired in a business combination to be recognized and measured by the acquirer on the acquisition date in accordance with ASC Topic 606, Revenue from Contracts with Customers. Prior to the issuance of ASU 2021-08, contract assets and contract liabilities were recognized by the acquirer at fair value on the acquisition date. The amendments in ASU 2021-08 are effective for fiscal years, including interim periods within those fiscal years, beginning after December 15, 2022, and should be applied prospectively to acquisitions occurring on or after the effective date. Early adoption is permitted. The adoption of ASU 2021-08 did not have a material effect on these combined financial statements.
In November 2023, the FASB issued ASU 2023-07, Improvements to Reportable Segment Disclosures (Topic 280). ASU 2023-07 updates reportable segment disclosure requirements by requiring disclosures of significant reportable segment expenses that are regularly provided to the CODM and included within each reported measure of a segment’s profit or loss. ASU 2023-07 also requires disclosure of the title and position of the individual identified as the CODM and an explanation of how the CODM uses the reported measures of a segment’s profit or loss in assessing segment performance and deciding how to allocate resources. ASU 2023-07 was effective for fiscal years beginning after December 15, 2023 and will be effective for interim periods within fiscal years beginning after December 15, 2024. The Company adopted this standard for its fiscal year ending on December 31, 2024, and applied the standard retrospectively to all prior periods presented in these combined financial statements. See Note 14 (Segment information) for the disclosure related impacts of adopting this standard.
Recently issued accounting pronouncements not yet adopted
In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures (Topic 740). ASU 2023-09 requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. ASU 2023-09 is effective on a prospective basis for annual periods beginning after December 15, 2024. The Company is currently evaluating the provisions of ASU 2023-09 and expects to adopt the standard for the year ending December 31, 2025.
In November 2024, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. The standard is intended to require more detailed disclosures about specified categories of expenses (including employee compensation, depreciation and amortization) included in certain expense captions presented on the face of the combined statements of operations. The amendments are effective for fiscal years beginning after December 15, 2026, and for interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The amendments should be applied either prospectively to financial statements issued for reporting periods after the effective date of ASU 2024-03 or retrospectively to any or all prior periods presented in the financial statements. The Company is currently evaluating the new standard to determine the impact ASU 2024-03 may have on its financial statements and related disclosures, and expects to make additional disclosures upon adoption.

Contingencies
In the ordinary course of conducting its business activities, the Company is involved in judicial, administrative and regulatory investigations and proceedings, as well as lawsuits and claims of various natures, involving both private parties and governmental authorities, relating to product liability, general and commercial liability, competition, environmental, employment, health and safety and other matters. These claims and proceedings include insured, self-insured, and uninsured matters that are brought on an individual, collective, representative and class-action basis.
The Company records a liability for contingencies when the occurrence of a loss is probable and the amount can be reasonably estimated, and records legal fees as incurred. If a range of amounts can be reasonably estimated and no amount within the range is a better estimate than any other amount, then the minimum of the range is accrued. The Company does not accrue liabilities when the likelihood that the liability has been incurred is probable but the amount cannot be reasonably estimated or when the liability is believed to be only reasonably possible or remote. For contingencies where an unfavorable outcome is probable or reasonably possible and which are material, the Company discloses the nature of the contingency and, where an estimate can reasonably be made, an estimate of the possible loss. Accruals are based on the best information available, but in certain situations, management is unable to estimate an amount or range of a reasonably possible loss, including, but not limited to, when: (1) the damages are indeterminate, (2) the proceedings are in the early stages, (3) numerous parties are involved, or (4) the matter involves novel or unsettled legal theories.
The aggregate range of reasonably possible losses in excess of accrued liabilities, if any, associated with these unresolved legal actions is not material. In some cases, the Company cannot reasonably estimate a range of loss because there is insufficient information regarding the matter. Although it is not possible to predict with certainty the outcome of these unresolved legal actions, the Company believes that these actions will not individually or in the aggregate have a material adverse effect on our consolidated results of operations, financial position or liquidity.
Self-insurance reserves
The Company’s wholly-owned captive insurance company, Mountain Prairie Insurance Company (“MPIC”), which is subject to applicable insurance rules and regulations, is the primary insurer for the Company’s exposure related to workers’ compensation, general liability, property, product liability and automobile liability. Additionally, the Company maintains a self-insurance reserve for health insurance programs offered to eligible employees. The Company purchases excess coverage from unrelated insurance carriers and obtains third-party coverage for other forms of insurance.
MPIC establishes a reserve for estimated losses on reported claims and those incurred but not yet reported utilizing actuarial projections and historical trends. The reserves are classified within Other current liabilities or Other noncurrent liabilities on the condensed consolidated balance sheets based on projections of when the estimated loss will be paid. The estimates that are utilized to record potential losses on claims are inherently subjective, and actual claims could differ from amounts recorded, which could result in an increase or decrease of expense in future periods.